Trade receivables (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Balance at beginning of the year	$ 13,591	$ 31,425
Increase	9,423	14,384
Decrease	(3,700)	(3,410)
Result from exposure to inflation	(7,949)	(28,808)
Balance at end of the year	$ 11,365	$ 13,591